Condensed Statements of Operations - USD ($)	1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2024		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
INTEREST AND DIVIDEND INCOME
General and administrative expenses	$ 5,112		$ 426,442		$ 54,616		$ 379,159
NONINTEREST EXPENSE
Loss from operations	(5,112)		(426,442)		(54,616)		(379,159)
Other income:
Net earnings on marketable securities held in Trust Account			1,457,920				4,606,744
Net earnings on cash equivalents held in Operating Account			7,211				16,940
NET LOSS	$ (5,112)		1,038,689		(54,616)		$ 4,244,525
Earnings (loss) per share:
Earnings (loss) per share: Basic							$ (0.35)		$ (0.36)
Earnings (loss) per share: Diluted							$ (0.35)		$ (0.36)
Old Glory Holding Co [Member]
INTEREST AND DIVIDEND INCOME
Interest-bearing deposits in banks			226,000		194,000		$ 4,697,000		$ 5,194,000
Federal funds sold			242,000		1,594,000		1,445,000		721,000
Investment securities - taxable			2,220,000		115,000		2,726,000		643,000
Investment securities - tax exempt			1,000		1,000		14,000		35,000
Loans			406,000		126,000		1,047,000		233,000
Dividends and other									2,000
TOTAL INTEREST AND INCOME			3,095,000		2,030,000		9,929,000		6,828,000
INTEREST EXPENSE
Interest-bearing transaction			151,000		111,000		520,000		140,000
Savings			305,000		260,000		1,133,000		822,000
Time			93,000		28,000		208,000		46,000
TOTAL INTEREST EXPENSE			549,000		399,000		1,861,000		1,008,000
NET INTEREST INCOME			2,546,000		1,631,000		8,068,000		5,820,000
Provision for credit losses			196,000		67,000		371,000		18,000
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES			2,350,000		1,564,000		7,697,000		5,802,000
NONINTEREST INCOME
Deposit service charges and fees			251,000		115,000		899,000		277,000
Gain on sale of mortgage loans			117,000		92,000		508,000		961,000
Gain on sale of investment securities							132,000
Interchange fees			502,000		347,000		1,693,000		1,499,000
Other			22,000		12,000		65,000		36,000
TOTAL NONINTEREST INCOME			892,000		566,000		3,297,000		2,773,000
NONINTEREST EXPENSE
Salaries and employee benefits			2,638,000		2,554,000		10,875,000		10,296,000
Stock compensation expense			883,000		275,000		1,099,000		687,000
Occupancy			42,000		53,000		208,000		224,000
Data processing & technology			2,394,000		1,797,000		6,457,000		5,648,000
Interchange			269,000		153,000		843,000		543,000
Insurance			149,000		84,000		389,000		273,000
Marketing and advertising			317,000		295,000		1,328,000		1,142,000
Consultants			98,000		144,000		490,000		1,090,000
Customer care			319,000		190,000		1,312,000		1,046,000
Professional			100,000		15,000		402,000		219,000
Bank director fees			81,000		69,000		308,000		242,000
Holding company director fees			100,000		119,000		488,000		515,000
Miscellaneous			397,000		496,000		1,637,000		1,136,000
TOTAL NONINTEREST EXPENSE			7,787,000		6,244,000		25,836,000		23,061,000
LOSS BEFORE INCOME TAXES			(4,545,000)		(4,114,000)		(14,842,000)		(14,486,000)
Other income:
Income taxes
NET LOSS			$ (4,545,000)		$ (4,114,000)		$ (14,842,000)		$ (14,486,000)
Earnings (loss) per share:
Earnings (loss) per share: Basic			$ (0.10)		$ (0.10)		$ (0.35)		$ (0.36)
Earnings (loss) per share: Diluted			$ (0.10)		$ (0.10)		$ (0.35)		$ (0.36)
Basic - weighted average shares outstanding, Class A ordinary shares			44,264,315		42,068,550		42,705,299		40,365,075
Diluted - weighted average shares outstanding, Class A ordinary shares			44,264,315		42,068,550		42,705,299		40,365,075
Common Class A [Member]
Earnings (loss) per share:
Earnings (loss) per share: Basic	$ 0.00		$ 0.05				$ 0.25
Earnings (loss) per share: Diluted	$ 0.00		$ 0.05				$ 0.25
Basic - weighted average shares outstanding, Class A ordinary shares			17,250,000				11,626,027
Diluted - weighted average shares outstanding, Class A ordinary shares			17,250,000				11,626,027
Common Class B [Member]
Earnings (loss) per share:
Earnings (loss) per share: Basic	$ 0.00		$ 0.05		$ (0.01)	[1]	$ 0.25
Earnings (loss) per share: Diluted	$ (0.00)		$ 0.05		$ (0.01)	[1]	$ 0.25
Basic - weighted average shares outstanding, Class A ordinary shares	5,000,000	[2]	5,750,000	[3]	5,000,000	[3]	5,505,479	[2]
Diluted - weighted average shares outstanding, Class A ordinary shares	5,000,000	[2]	5,750,000	[3]	5,000,000	[3]	5,565,068	[2]

[1]	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (see Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[2]	The calculation of basic and diluted net income (loss) per ordinary share for the year ended December 31, 2025 and for the period from December 9, 2024 (inception) through December 31, 2024 excluded up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[3]	The calculation of basic and diluted net income (loss) per ordinary share for the three months ended March 31, 2025 excluded 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the closing of the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.